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                             J. & W. Seligman & Co.
                                  Incorporated

                                                                   July 18, 2003


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re:   Seligman Real Estate Fund Series, Inc. (the "Fund")
      File Nos. 333-105799 and 811-21365

Dear Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) do not differ from those contained in Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on July 15, 2003.

         If you have any questions, please do not hesitate to contact me at
(212) 850-1615.

                                            Very truly yours,

                                            /s/ James M. Curtis
                                            James M. Curtis
                                            Vice President






             100 Park Avenue New York, New York 10017 (212) 850-1864